united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 9/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	September 30, 2015

	Shares	Security		Value

		MUTUAL FUNDS (RICs) - 13.48%
		Fixed Income - 5.32%
	38,740	Baird Core Plus Bond Fund		$ 427,300
	43,897	PIMCO Income Fund		530,715
				958,015
		Equity - 8.16%
	1,900	Guggenheim S&P 500 Equal Weight Healthcare ETF		266,969
	800	iShares Nasdaq Biotechnology ETF		242,664
	1,400	iShares Transportation Average ETF		195,874
	29,196	Legg Mason BW Alternative Credit Fund		291,376
	4,400	Schwab U.S. REIT ETF		163,636
	1,050	SPDR S&P Biotech ETF		65,363
	2,000	Vanguard Consumer Staples ETF		242,520
				1,468,402
		TOTAL MUTUAL FUNDS
		(Cost $2,454,644)		2,426,417

		COMMON STOCKS - 65.76%
		Advertising - 1.06%
	2,900	Omnicom Group, Inc.		191,110

		Auto Parts & Equipment - 0.22%
	1,000	Cooper Tire & Rubber Co.		39,510

		Banks - 4.48%
	1,400	Bank of New York Mellon Corp.		61,264
	5,100	Bank of the Ozarks, Inc.		199,665
	2,500	Capital One Financial Corp.		181,300
	3,600	Citigroup, Inc.		178,596
	3,600	Wells Fargo & Co.		184,860
				805,685
		Beverages - 2.32%
	1,950	Diageo PLC - ADR		210,191
	2,200	PepsiCo, Inc.		207,460
				417,651
		Building Materials - 0.59%
	8,400	Builders FirstSource, Inc. +		106,512

		Chemicals - 2.32%
	800	Celanese Corp.		47,336
	1,800	Monsanto Co.		153,612
	125	NewMarket Corp.		44,625
	6,900	Potash Corp. of Saskatchewan, Inc.		141,795
	300	Praxair, Inc.		30,558
				417,926
	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2015
	Shares	Security		Value
		Commercial Services - 2.75%
	2,870	Automatic Data Processing, Inc.		$ 230,633
	2,100	MasterCard, Inc.		189,252
	1,000	Verisk Analytics, Inc.		73,910
				493,795
		Computers - 1.32%
	2,150	Apple, Inc.		237,145

		Distribution/Wholesale - 0.31%
	1,500	Fastenal Co.		54,915

		Diversified Financial Companies - 1.08%
	2,800	T Rowe Price Group, Inc.		194,600

		Electric - 2.19%
	1,800	Brookfield Infastructure Partners LP		66,186
	2,000	Duke Energy Corp.		143,880
	4,100	Southern Co.		183,270
				393,336
		Electronics - 1.36%
	4,100	TE Connectivity Ltd.		245,549

		Food - 1.84%
	1,000	McCormick & Co., Inc.		82,180
	3,300	Nestle SA - ADR		248,292
				330,472
		Healthcare-Products - 1.78%
	138	Medtronic, Inc.		51,744
	4,000	Procter & Gamble Co.		267,760
				319,504
		Healthcare-Services - 2.47%
	1,600	Centene Corp.+		86,768
	6,000	Extendicare, Inc.		36,030
	1,100	HealthSouth Corp.		42,207
	2,400	UnitedHealth Group, Inc.		278,424
				443,429
		Holding Companies - 0.41%
	4,500	Steel Partners Holdings LP +		74,385

		Home Builders - 0.21%
	2,000	Winnedbago Industries, Inc.		38,300

		Insurance - 4.84%
	3,500	American International Group, Inc.		198,870
	1,800	Arch Capital Group Ltd. +		132,246
	1,400	Berkshire Hathaway, Inc., Class B +		182,560
	3,800	Marsh & McLennan Cos, Inc.		198,436
	2,000	Progressive Corp.		61,280
	1,800	Safety Insurance Group, Inc.		97,470
				870,862
		Internet - 3.30%
	450	Amazon.com, Inc.+		230,351
	2,800	Facebook, Inc. +		251,720
	1,400	InterActiveCorp		91,378
	526	Liberty Ventures+		21,224
				594,673
		Investment Firms - 0.28%
	1,000	Oaktree Capital Group LLC		49,500

		Leisure Time - 0.47%
	700	Polaris Industries, Inc.		83,909

		Machinery-Diversified - 2.58%
	2,500	AG Growth International, Inc.		67,250
	2,300	Cognex Corp.		79,051
	2,500	Deere & Co.		185,000
	700	Rockwell Automation, Inc.		71,029
	400	Roper Industries, Inc.		62,680
				465,010
	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2015
	Shares	Security		Value
		Media - 1.49%
	1,700	Scripps Networks Interactive, Inc.		$ 83,623
	1,800	Walt Disney Co.		183,960
				267,583
		Mining - 0.94%
	200	Compass Minerals International, Inc.		15,674
	2,000	Franco-Nevada Corp.		88,040
	1,400	Royal Gold, Inc.		65,772
				169,486
		Miscellaneous Manufacturing - 2.37%
	1,300	3M Co.		184,301
	2,000	Colfax Corp. +		59,820
	7,200	General Electric Co.		181,584
				425,705
		Oil & Gas - 4.58%
	2,800	Chevron Corp.		220,864
	1,100	Earthstone Energy, Inc.+		16,720
	1,700	Energen Corp.		84,762
	3,500	Exxon Mobil Corp		260,225
	700	Panhandle Oil and Gas, Inc.		11,312
	3,000	Philips 66		230,520
				824,403
		Oil & Gas Services - 0.11%
	2,000	Enerflex, Ltd.		19,676

		Pharmaceuticals - 3.68%
	600	Endo International PLC +		41,568
	3,100	Johnson & Johnson		289,385
	20,000	Liberator Medical Holdings, Inc.		47,000
	3,100	Novartis AG - ADR		284,952
				662,905
		Private Equity - 0.00%
	13	Icahn Enterprises		862

		Real Estate - 0.86%
	600	Jones Lang LaSalle, Inc.		86,262
	3,100	Kennedy-Wilson Holdings, Inc.		68,727
				154,989
		Retail - 4.35%
	1,300	Darden Restaurants, Inc.		89,102
	1,700	Home Depot, Inc.		196,333
	2,300	Liberty Interactive Corp. +		60,329
	2,300	McDonald's Corp.		226,619
	400	PriceSmart, Inc.		30,936
	3,700	Ross Stores, Inc.		179,339
				782,658
		Semiconductors - 2.09%
	1,700	Lam Research Corp.		111,061
	3,019	M/A-COM Technology Solutions Holdings Inc+		87,521
	3,300	Qualcomm, Inc.		177,309
				375,891
		Software - 3.41%
	2,200	Aspen Technology, Inc. +		83,402
	5,700	Microsoft Corp.		252,282
	7,700	Oracle Corp.		278,124
				613,808
		Telecommunications - 2.50%
	11,000	Cisco Systems, Inc.		288,750
	3,700	Level 3 Communications, Inc. +		161,653
				450,403
		Transportation - 1.20%
	1,500	FedEx Corp.		215,970

		TOTAL COMMON STOCKS
		(Cost $10,770,603)		11,832,117

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2015
	Shares	Security		Value
		PREFERRED STOCK - 0.28%
		Diversified Financial Services - 0.28%
	2,000	Merrill Lynch Preferred Capital Trust V, 7.28%, Perpetual		$ 51,020
		TOTAL PREFERRED STOCK		51,020
		(Cost $49,933)
	Principal
		CORPORATE BONDS - 4.72%
		Banks - 0.09%
	$ 15,000	Goldman Sachs Group Inc., 5.375%, 3/15/2020		16,742

		Building Materials - 0.58%
	100,000	USG Corp., 6.30%, 11/15/2016		103,750

		Diversified Financial Companies - 0.42%
	75,000	Jefferies Group, LLC, 5.50%, 3/15/2016		76,319

		Home Builders - 0.66%
	75,000	K Hovnanian Enterprises, Inc., 11.875%, 10/15/2015		74,625
	40,000	KB Home, 9.10%, 9/15/2017		44,000
				118,625
		Insurance - 0.60%
	45,000	MBIA, Inc., 7.00%, 12/15/2025		47,925
	60,000	MGIC Investment Corp., 5.375%, 11/1/2015		60,225
				108,150
		Internet - 0.19%
	32,000	Google, Inc., 3.375%, 2/25/2024		33,233

		Iron/Steel - 0.27%
	50,000	United States Steel Corp., 6.05%, 6/1/2017		47,875

		Media - 0.17%
	35,000	iHeartCommunications, Inc.,6.875%, 6/15/2018		30,275

		Mining - 0.41%
	75,000	Kinross Gold Corp., 3.625%, 9/1/2016		74,482

		Oil & Gas - 0.42%
	75,000	Halcon Resources Corp, 9.75%, 7/15/2020		25,875
	50,000	Petrobras International Finance, Co., 3.875%, 1/27/2016		49,188
				75,063
		Retail - 0.91%
	30,000	Gap, Inc. (The), 5.95%, 4/12/2021		32,512
	65,000	Macy's Retail Holdings, Inc., 7.875%, 8/15/2036		68,469
	15,000	Sears Holdings Corp., 6.625%, 10/15/2018		15,038
	50,000	Toys R Us Property Co II, LLC, 8.50%, 12/1/2017		48,000
				164,019

		TOTAL CORPORATE BONDS
		(Cost $881,427)		848,533

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2015
	Principal			Value
		U.S. GOVERNMENT & AGENCIES - 3.87%
	$ 12,000	Fannie Mae CMO 2002-33 Class MM,6.25%, 6/25/2032		$ 13,137
	190,000	United States Treasury Note, 2.50%, 5/15/2024		197,956
	350,000	United States Treasury Note, 5.375%, 2/15/2031		485,890
		TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $696,601)		696,983

		MUNICIPAL BONDS - NON-TAXABLE - 0.62%
	50,000	Buckeye Tobacco Settlement Financing Authority, 5.125%, 6/1/2024		42,876
	45,000	Florida State Dept. of Environmental Protection, 5.456%, 7/1/2019		50,684
	25,000	Tobacco Settlement Financing Authority, 5.00%, 6/1/2047		18,245
		TOTAL MUNICIPAL BONDS (Cost $107,980)		111,805

	Shares
		REITs - 1.36%
	2,300	Crown Castle International Corp.		181,401
	1,100	WP Carey, Inc.		63,591
		(Cost $219,775)		244,992

		SHORT-TERM INVESTMENTS - 10.04%
	1,806,913	First National Bank of Omaha, 0.01%
		(Cost $1,806,913)		1,806,913

		TOTAL INVESTMENTS
		(Cost $16,987,876)(a)	100.13%	$ 18,018,780
		Liabilities in excess of other assets	(0.13)%	(22,703)

		TOTAL NET ASSETS	100.00%	$ 17,996,077

	ADR - American Depository Receipt
	CMO - Collateralized Mortgage Obligation
	REIT - Real Estate Investment Trust
+	Non-income producing securities.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,982,812 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$1,595,780
		Unrealized depreciation:		(559,812)
		Net unrealized appreciation:		$1,035,968

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2015 for the Fund’s assets and liabilities measured at fair value:

	Assets (A)	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 11,832,117	$ -	$ -	$ 11,832,117
	Corporate Bonds	-	848,533	-	848,533
	Mutual Funds	2,426,417	-	-	2,426,417
	Municipal Bond- Non-Taxable	-	111,805	-	111,805
	Preferred Stock	51,020	-	-	51,020
	REITs	244,992	-	-	244,992
	U.S. Government and Agencies	-	696,983	-	696,983
	Short-Term Investment	1,806,913	-	-	1,806,913
	Total	$ 16,361,459	$ 1,657,321	$ -	$ 18,018,780

(a)	For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

	There were no transfers into or out of Level 1 And Level 2 during the current period presented.
	It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

	The Fund did not hold any Level 3 securities during the period.

UNDERLYING FUND RISK
Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks would include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 11/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 11/24/2015

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 11/24/2015